Stock Compensation Plans Compensation Expense (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 127	$ 86	$ 94
Tax benefits from stock-based compensation expense	14	$ 27	$ 48
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 101
Weighted-average period for unrecognized compensation expense to be charged to expense	1 year 3 months 18 days